Shareholder Fees	Jan. 04, 2021
First Trust CEF Income Opportunity ETF | First Trust CEF Income Opportunity ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none